Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	14
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,234,505.71

Principal:
Principal Collections	$15,131,894.33
Prepayments in Full	$8,947,890.02
Liquidation Proceeds	$275,485.11
Recoveries	$10,100.19
Sub Total	$24,365,369.65
Collections	$26,599,875.36

Purchase Amounts:
Purchase Amounts Related to Principal	$75,381.60
Purchase Amounts Related to Interest	$297.83
Sub Total	$75,679.43

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$26,675,554.79

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	14
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$26,675,554.79
Servicing Fee	$536,618.12	$536,618.12	$0.00	$0.00	$26,138,936.67
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,138,936.67
Interest - Class A-2 Notes	$39,288.08	$39,288.08	$0.00	$0.00	$26,099,648.59
Interest - Class A-3 Notes	$138,635.00	$138,635.00	$0.00	$0.00	$25,961,013.59
Interest - Class A-4 Notes	$53,382.25	$53,382.25	$0.00	$0.00	$25,907,631.34
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,907,631.34
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$25,881,068.34
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,881,068.34
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$25,859,502.34
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,859,502.34
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$25,824,961.67
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,824,961.67
Regular Principal Payment	$23,165,274.60	$23,165,274.60	$0.00	$0.00	$2,659,687.07
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,659,687.07
Residuel Released to Depositor	$0.00	$2,659,687.07	$0.00	$0.00	$0.00
Total		$26,675,554.79

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$23,165,274.60
Total					$23,165,274.60
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$23,165,274.60	$67.60	$39,288.08	$0.11	$23,204,562.68	$67.71
Class A-3 Notes	$0.00	$0.00	$138,635.00	$0.43	$138,635.00	$0.43
Class A-4 Notes	$0.00	$0.00	$53,382.25	$0.56	$53,382.25	$0.56
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$23,165,274.60	$21.59	$313,975.00	$0.29	$23,479,249.60	$21.88

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$117,864,248.02	0.3439284	$94,698,973.42	0.2763320
Class A-3 Notes	$326,200,000.00	1.0000000	$326,200,000.00	1.0000000
Class A-4 Notes	$95,610,000.00	1.0000000	$95,610,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$613,314,248.02	0.5715617	$590,148,973.42	0.5499734

Pool Information
Weighted Average APR	4.183%	4.177%
Weighted Average Remaining Term	45.73	44.89
Number of Receivables Outstanding	33,706	33,009
Pool Balance	$643,941,746.23	$619,252,226.67
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$617,493,133.01	$593,957,515.62
Pool Factor	0.5875122	0.5649863

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$9,288,783.40
Yield Supplement Overcollateralization Amount	$25,294,711.05
Targeted Overcollateralization Amount	$29,103,253.25
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$29,103,253.25

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	14

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		84	$258,868.50
(Recoveries)		34	$10,100.19
Net Losses for Current Collection Period			$248,768.31
Cumulative Net Losses Last Collection Period			$2,329,310.94
Cumulative Net Losses for all Collection Periods			$2,578,079.25

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.46%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.63%	502	$10,086,096.81
61-90 Days Delinquent	0.15%	44	$944,203.70
91-120 Days Delinquent	0.03%	6	$189,268.78
Over 120 Days Delinquent	0.07%	17	$444,641.94
Total Delinquent Receivables	1.88%	569	$11,664,211.23

Repossession Inventory:
Repossessed in the Current Collection Period		17	$352,726.90
Total Repossessed Inventory		37	$807,008.04

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6324%
Preceding Collection Period			0.5704%
Current Collection Period			0.4726%
Three Month Average			0.5585%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1569%
Preceding Collection Period			0.1661%
Current Collection Period			0.2030%
Three Month Average			0.1753%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer